29. ADDITIONAL INFORMATION TO CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional Information To Cash Flows Details
Income tax and social contribution paid	R$ 268,847	R$ 456,227	R$ 134,920
Addition to PP&E with interest capitalization	91,957	215,794	166,366
Acquisition of fixed assets through loans	4,265	7,437	566,413
Acquisition in subsidiaries without cash	20,264	0	3,229
Total additional information to cash flows	R$ 385,333	R$ 679,458	R$ 870,928